Related Party Transactions - Summary of Detailed Information About Compensation Of Key Management Personnel (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Compensation Of Key Management Personnel [Line Items]
Short-term employee benefits	$ 33,320,024	$ 22,426,846	$ 32,692,568
Other long-term benefit	99,750	55,200	54,745
Total benefits	$ 33,419,774	$ 22,482,046	$ 32,747,313